Intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Intangible assets, net (Tables) [Line Items]
Schedule of the straight-line method over estimated useful life
	As of September 30, 2021	As of December 31, 2020

Cost basis	$940,000	$940,000
Less: accumulated amortization	(483,056)	(365,556)
	$456,944	$574,444
	As of September 30, 2021	As of December 31, 2020

Cost basis	$10,000	$10,000
Less: accumulated amortization	(5,139)	(3,889)
	$4,861	$6,111
	As of September 30, 2021	As of December 31, 2020

Cost basis	$1,430,000	$1,430,000
Less: accumulated amortization	(734,861)	(556,111)
	$695,139	$873,889
	As of September 30, 2021	As of December 31, 2020

Cost basis	$2,000,000	$2,000,000
Less: accumulated amortization	(1,194,444)	(944,444)
	$805,556	$1,055,556
As of September 30, 2021

Cost basis	$12,450,000
Less: accumulated amortization	(1,245,000)
$11,205,000
As of September 30, 2021

Cost basis	$6,000,000
Less: accumulated amortization	(233,333)
$5,766,667
	As of September 30, 2021	As of December 31, 2020

Cost basis	$935,000	$935,000
Less: accumulated amortization	(280,500)	(233,750)
	$654,500	$701,250
As of September 30, 2021

Cost basis	$410,000
Less: accumulated amortization	(17,083)
$392,917
As of September 30, 2021

Cost basis	$2,540,000
Less: accumulated amortization	(105,833)
$2,434,167
As of September 30, 2021

Cost basis	$1,620,000
Less: accumulated amortization	(67,500)
$1,552,500
As of September 30, 2021

Cost basis	$4,020,000
Less: accumulated amortization	(167,500)
$3,852,500

	As of December 31,
	2020	2019
Cost basis	$940,000	$940,000
Less: accumulated amortization	(365,556)	(208,889)
	$574,444	$731,111
	As of December 31,
	2020	2019
Cost basis	$10,000	$10,000
Less: accumulated amortization	(3,889)	(2,222)
	$6,111	$7,778
	As of December 31,
	2020	2019
Cost basis	$1,430,000	$1,430,000
Less: accumulated amortization	(556,111)	(317,778)
	$873,889	$1,112,222
	As of December 31,
	2020	2019
Cost basis	$2,000,000	$2,000,000
Less: accumulated amortization	(916,667)	(583,333)
	$1,083,333	$1,416,667
	As of December 31,
	2020	2019
Cost basis	$935,000	$935,000
Less: accumulated amortization	(233,750)	(171,417)
	$701,250	$763,583